SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 50,994		$ 51,199
Liabilities	25,473		31,726
Total Comprehensive Loss (Income)	7,039	$ (586)
Canada [Member]
Disclosure of operating segments [line items]
Assets	9,437		7,038
Liabilities	24,942		29,625
Total Comprehensive Loss (Income)	3,682	3,090
South Africa [Member]
Disclosure of operating segments [line items]
Assets	41,557		44,161
Liabilities	531		$ 2,101
Total Comprehensive Loss (Income)	$ 3,357	$ (3,676)